Schedule of investments
Macquarie National High-Yield Municipal Bond Fund	November 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.24%
Education Revenue Bonds — 19.91%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project)
4.75% 6/1/54	1,275,000	$ 1,287,584
5.00% 6/1/64	1,600,000	1,628,176
Allentown Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project)
5.00% 7/1/50	1,000,000	1,008,730
5.00% 7/1/59	4,000,000	4,017,640
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
144A 5.25% 7/1/43 #	255,000	261,905
144A 5.375% 7/1/53 #	965,000	984,252
144A 5.50% 7/1/58 #	1,115,000	1,143,990
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,119,360
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,105,000	1,144,360
144A 6.00% 7/1/47 #	8,995,000	9,225,092
(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	759,188
(Benjamin Franklin Charter School Projects)
Series A 144A 5.25% 7/1/53 #	1,000,000	1,007,400
Series A 144A 5.50% 7/1/58 #	1,385,000	1,404,210
(Empower College Prep Project) 144A 6.00% 7/1/49 #	1,000,000	1,018,330
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,058,760
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	5,000,000	4,734,000
(Odyssey Preparatory Academy Project) 144A 5.00% 7/1/54 #	5,000,000	4,691,950
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,500,000	2,536,425
(Social Bonds) Series A 5.25% 11/1/53	2,250,000	2,436,210
Arlington, Texas Higher Education Finance Revenue
(Basis Texas Charter Schools)
144A 4.50% 6/15/44 #	830,000	813,068
144A 4.75% 6/15/49 #	915,000	914,982
NQ- VQ [1124] 0125 (4133365)    1

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arlington, Texas Higher Education Finance Revenue
(Basis Texas Charter Schools)
144A 4.875% 6/15/54 #	1,050,000	$ 1,051,586
144A 4.875% 6/15/59 #	1,000,000	1,000,330
144A 5.00% 6/15/64 #	1,200,000	1,202,520
(Cypress Christian School)
144A 6.00% 6/1/53 #	5,000,000	5,154,250
144A 6.25% 6/1/63 #	5,250,000	5,453,962
(Great Hearts America - Texas)
Series A 5.00% 8/15/49	900,000	904,563
Series A 5.00% 8/15/54	1,200,000	1,203,216
(KIPP Texas, Inc.) 3.00% 8/15/49	4,000,000	3,251,320
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	191,020
Series A 5.00% 8/15/41	600,000	571,218
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/50	3,275,000	3,878,320
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	2,125,000	2,247,740
144A 5.75% 6/1/62 #	1,000,000	1,055,780
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	587,874
Series A 144A 5.50% 5/1/48 #	1,500,000	1,529,310
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,265,000	1,328,807
5.25% 7/1/62	6,355,000	6,637,289
(Metropolitan College Of New York Project) 5.00% 11/1/39	1,000,000	610,000
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,294,850
144A 5.75% 2/1/49 #	2,700,000	2,701,836
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	14,090,000	13,714,924
2    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	33,445,000	$ 41,729,661
Series V-2 2.25% 4/1/51	4,975,000	3,305,937
Series V-2 5.00% 4/1/51	7,455,000	9,337,388
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	10,000,000	10,145,600
California Infrastructure & Economic Development Bank Revenue
144A 5.00% 7/1/44 #	2,100,000	2,114,217
144A 5.125% 7/1/54 #	1,500,000	1,506,120
144A 5.25% 7/1/64 #	2,000,000	2,016,380
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,031,280
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,760,000	5,606,784
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,000,000	1,004,170
Series A 144A 5.00% 7/1/46 #	2,145,000	2,146,501
(Westside Neighborhood School Project)
144A 5.50% 6/15/39 #	600,000	646,506
144A 5.90% 6/15/44 #	775,000	837,783
144A 6.375% 6/15/64 #	3,300,000	3,602,874
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,854,560
California School Finance Authority Revenue
Series A 144A 5.75% 6/1/53 #	2,000,000	2,040,120
Series A 144A 6.00% 6/1/63 #	3,035,000	3,111,968
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	830,000
(Escuela Popular Project) 144A 6.50% 7/1/50 #	910,000	932,441
(Fortune School of Education Obligated Group)
Series A 144A 5.00% 6/1/54 #	3,350,000	3,331,240
Series A 144A 5.125% 6/1/64 #	5,675,000	5,663,877
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	1,500,000	1,568,190
NQ- VQ [1124] 0125 (4133365)    3

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	$ 1,023,994
Series A 144A 5.00% 7/1/42 #	860,000	883,315
Series A 144A 5.50% 7/1/62 #	1,000,000	1,031,750
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	830,000	830,290
(Integrity Charter School Project)
144A 5.25% 7/1/44 #	750,000	759,788
144A 5.50% 7/1/54 #	1,500,000	1,519,380
144A 5.60% 7/1/64 #	1,500,000	1,519,305
(John Adams Academies - Obligated Group) Series A 144A 5.125% 7/1/62 #	1,680,000	1,682,537
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,069,270
Series A 144A 6.375% 6/1/52 #	1,240,000	1,314,040
Series A 144A 6.50% 6/1/62 #	2,300,000	2,439,587
(New Designs Charter School)
Series A 144A 5.00% 6/1/54 #	650,000	654,654
Series A 144A 5.00% 6/1/64 #	1,600,000	1,602,624
(Rocketship Public Schools - Obligated Group) Series G 144A 5.00% 6/1/47 #	1,425,000	1,421,181
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,791,306
Series A 144A 4.00% 11/1/55 #	2,500,000	2,140,000
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	4,175,000	4,176,378
Series A 6.00% 10/1/49	1,720,000	1,720,585
(View Park High School) Series A 144A 7.125% 10/1/48 #	3,230,000	3,233,585
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,502,985
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	3,750,000	4,030,050
4    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Trust Agency Educational Facilities Housing, Florida Revenue
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	$ 314,454
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,865,000
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	3,625,000	3,629,930
Capital Trust Authority, Florida Revenue
(KIPP Miami North Campus Project)
Series A 144A 5.625% 6/15/44 #	410,000	429,848
Series A 144A 6.00% 6/15/54 #	655,000	690,226
Series A 144A 6.125% 6/15/60 #	800,000	844,104
(Mason Classical Academy Project)
Series A 144A 5.00% 6/1/54 #	2,900,000	2,932,509
Series A 144A 5.00% 6/1/64 #	4,250,000	4,271,080
Capital Trust Student Housing, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	8,080,240
Chester County, Pennsylvania Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	12,000,000	11,913,360
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania) Series A 5.00% 8/1/30	1,925,000	1,925,674
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/41	2,000,000	2,122,720
5.00% 4/1/45	1,665,000	1,744,620
5.75% 4/1/48	5,150,000	5,651,095
City of Bethel Revenue
(Spectrum High School Project) 5.00% 7/1/59	1,750,000	1,760,780
City of Burbank, Illinois Revenue
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,010,760
NQ- VQ [1124] 0125 (4133365)    5

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Homewood, Alabama Educational Building Authority Revenue
(CHF - Horizon II, L.L.C. Student Housing & Parking Project at Samford University)
Series 2024C 5.00% 10/1/56	1,200,000	$ 1,222,332
Series 2024C 5.50% 10/1/54	1,750,000	1,868,282
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,357,350
Cleveland-Cuyahoga County Port Authority Revenue
(Constellation Schools Project)
Series A 144A 5.25% 1/1/34 #	600,000	601,824
Series A 144A 5.375% 1/1/39 #	850,000	852,202
Series A 144A 5.875% 1/1/49 #	1,500,000	1,507,770
Clifton, Texas Higher Education Finance Revenue
(Valor Education)
Series A 144A 5.00% 6/15/34 #	325,000	326,069
Series A 144A 5.75% 6/15/44 #	600,000	606,486
Series A 144A 6.00% 6/15/54 #	830,000	837,105
Series A 144A 6.25% 6/15/53 #	3,710,000	3,795,590
Cobb County, Georgia Development Authority Charter School Revenue
(Northwest Classical Academy Project)
Series A 144A 6.375% 6/15/58 #	1,205,000	1,235,631
Series A 144A 6.40% 6/15/53 #	1,850,000	1,909,644
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools)
Series A 144A 5.50% 4/1/44 #	2,000,000	2,093,460
Series A 144A 5.75% 4/1/59 #	2,250,000	2,342,835
Series A 144A 5.80% 4/1/54 #	2,800,000	2,934,596
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	2,500,000	2,507,575
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	1,000,000	919,620
144A 5.00% 12/1/55 #	3,440,000	3,100,713
(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	3,000,000	3,011,370
6    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
County of Pima, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	500,000	$ 415,855
District of Columbia Revenue
(Rocketship DC Obligated Group)
Series A 5.75% 6/1/54	1,000,000	1,043,980
Series A 6.00% 6/1/58	1,600,000	1,689,632
Florida Development Finance Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	4,121,015
144A 5.25% 10/1/56 #	3,800,000	3,822,230
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,145,000	1,003,008
Series A 5.00% 6/15/56	4,010,000	4,023,153
(Renaissance Charter School Projects)
Series A 144A 6.00% 6/15/35 #	2,000,000	2,015,560
Series A 144A 6.125% 6/15/44 #	5,300,000	5,303,710
Series C 144A 5.00% 9/15/50 #	2,000,000	1,899,840
(SFP - Tampa I - The Henry Project)
Series A-1 144A 5.00% 6/1/44 #	1,600,000	1,631,504
Series A-1 144A 5.25% 6/1/54 #	3,000,000	3,060,690
Series A-1 144A 5.25% 6/1/59 #	2,500,000	2,541,075
Hawaii State Department of Budget & Finance Revenue
(Hawaii Pacific University Project) 144A 5.125% 7/1/43 #	1,500,000	1,490,160
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,000,000	1,000,510
(Compass Public Charter School Project) Series A 144A 5.00% 7/1/54 #	860,000	817,946
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	595,000	597,326
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	540,950
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	556,836
(Sage International School of Middleton Project) Series A 5.00% 5/1/63	1,150,000	1,163,444
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,965,000	2,994,265
NQ- VQ [1124] 0125 (4133365)    7

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Educational Facility Revenue
(Rogers Park Montessori)
6.00% 2/1/34	675,000	$ 675,331
6.125% 2/1/45	1,400,000	1,400,504
Illinois Finance Authority Revenue
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	2,050,942
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,664,534
Indiana Finance Authority Revenue
(Matchbook Learning Schools of Indiana Inc Project)
144A 7.00% 6/15/53 #	4,000,000	4,167,480
144A 7.00% 6/15/58 #	6,405,000	6,652,361
(Tippecanoe, LLC - Student Housing Project) Series A 5.375% 6/1/64	6,010,000	6,300,103
Industrial Development Authority of the County of Pima, Arizona Revenue
(Noah Webster Schools-Pima Project) Series A 7.00% 12/15/43	1,500,000	1,501,680
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,252,413
Louisiana Public Facilities Authority Revenue
(Athlos Academy Jefferson Paris)
Series A 144A 7.375% 6/1/54 #	2,500,000	2,626,125
Series A 144A 7.50% 6/1/59 #	5,000,000	5,275,800
(Geo Academies EBR - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,072,745
144A 6.25% 6/1/62 #	1,420,000	1,480,662
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	1,015,430
Series A 144A 6.375% 6/1/62 #	1,330,000	1,352,211
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,710,980
Series A 144A 6.375% 6/1/52 #	2,000,000	2,016,160
Series A 144A 6.50% 6/1/62 #	4,000,000	4,037,840
8    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Macomb County, Michigan Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	$ 1,759,248
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,723,411
Series A 144A 6.00% 6/15/52 #	1,530,000	1,569,642
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	4,850,000	4,983,035
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,779,950
Series V 5.00% 7/1/55	14,470,000	17,474,985
(Massachusetts Institute Of Technology) Series P 5.00% 7/1/50	18,030,000	22,079,177
(Merrimack College Student Housing Project)
Series A 144A 5.00% 7/1/54 #	1,200,000	1,225,608
Series A 144A 5.00% 7/1/60 #	1,100,000	1,115,015
Miami-Dade County, Florida Industrial Development Authority Revenue
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,005,520
Series A 144A 6.00% 9/15/45 #	1,000,000	1,004,990
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy) 5.00% 9/1/40	1,115,000	1,126,931
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	1,977,240
(Public School Academy Old Redford)
Series A 5.90% 12/1/30	1,520,000	1,520,106
Series A 6.50% 12/1/40	3,900,000	3,900,156
Michigan Public Educational Facilities Authority Revenue
(Old Redford) Series A 5.875% 12/1/30	1,550,000	1,550,078
NQ- VQ [1124] 0125 (4133365)    9

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	$ 1,016,710
Series A 144A 5.00% 7/1/59 #	1,350,000	1,367,375
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,606,484
Series A 144A 5.00% 12/15/38 #	1,000,000	1,004,880
Series A 144A 5.00% 12/15/48 #	500,000	500,045
Series A 144A 5.125% 12/15/45 #	5,030,000	5,042,676
New Hampshire Business Finance Authority Revenue
(Abilene Christian University Energy Projects) Series A 5.25% 11/1/54	2,135,000	2,249,927
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 10/1/50	1,965,000	2,382,759
(Cornell University) Series A 5.50% 7/1/54	3,000,000	3,442,620
(Pace University) Series A 5.50% 5/1/56	1,750,000	1,916,792
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project)
144A 5.25% 6/15/34 #	600,000	622,116
144A 6.00% 6/15/44 #	1,000,000	1,041,270
144A 6.50% 6/15/64 #	3,000,000	3,168,630
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project) 144A 5.00% 6/15/43 #	1,465,000	1,497,303
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Mast Community Charter School II Project) 5.00% 8/1/50	375,000	381,765
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,004,200
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,002,420
10    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Student Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project) Series A 5.00% 7/1/42	1,000,000	$ 1,020,060
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	4,000,000	3,326,840
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	502,770
144A 5.75% 5/1/50 #	2,530,000	2,547,381
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	7,000,000	6,610,240
144A 5.00% 7/1/55 #	7,370,000	6,856,016
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	756,646
Series A 5.00% 8/15/46	1,000,000	970,280
Public Finance Authority Revenue
(Triad Educational Services, Inc.) 5.50% 6/15/62	3,025,000	3,163,787
Shelby County, Health Educational and Housing Facility Board Revenue
(Madrone Memphis Student Housing I, LLC - University of Memphis Project)
Series A-1 144A 5.00% 6/1/44 #	1,000,000	1,024,300
Series A-1 144A 5.25% 6/1/56 #	2,000,000	2,052,640
Sierra Vista Industrial Development Authority Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/54 #	2,500,000	2,509,625
144A 5.00% 6/15/59 #	2,000,000	2,002,160
144A 5.00% 6/15/64 #	2,500,000	2,487,125
South Carolina Jobs-Economic Development Authority Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,799,773
Series A 144A 4.00% 6/1/56 #	1,530,000	1,117,925
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,026,500
NQ- VQ [1124] 0125 (4133365)    11

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
South Carolina Jobs-Economic Development Authority Revenue
(Riverwalk Academy Project)
Series A 144A 7.125% 6/15/53 #	2,550,000	$ 2,692,316
Series A 144A 7.25% 6/15/58 #	2,915,000	3,076,870
(Virtus Academy Project)
Series A 144A 6.75% 6/15/43 #	940,000	976,077
Series A 144A 7.00% 6/15/53 #	1,830,000	1,906,622
Series A 144A 7.125% 6/15/58 #	1,510,000	1,579,128
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	4,694,773
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	30,400,000	36,020,960
University of Virginia Revenue
Series A 2.18% 11/1/51	10,000,000	6,105,600
Series A-2 3.57% 4/1/45	10,000,000	9,578,300
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	2,411,328
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project) Series A 144A 6.00% 3/1/63 #	2,990,000	3,062,507
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,004,000
Series A 144A 5.00% 6/15/50 #	2,200,000	2,123,066
Washington State Housing Finance Commission Revenue
(Radford Court And Nordheim Court Portfolio)
5.00% 7/1/54	2,500,000	2,611,975
5.50% 7/1/59	6,000,000	6,496,620
(Seattle Academy Of Arts And Sciences Project) 144A 6.375% 7/1/63 #	3,000,000	3,327,600
Wisconsin Public Finance Authority Revenue
5.75% 7/1/62	12,404,518	13,225,573
12    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Cornerstone Charter Academy) Series A 144A 5.125% 2/1/46 #	3,250,000	$ 3,268,688
(Founders Academy of Las Vegas)
Series A 144A 6.375% 7/1/43 #	300,000	315,492
Series A 144A 6.625% 7/1/53 #	600,000	631,404
Series A 144A 6.75% 7/1/58 #	550,000	580,976
(North East Carolina Preparatory School Project)
Series A 5.00% 6/15/44	1,000,000	1,025,150
Series A 5.25% 6/15/54	1,200,000	1,235,316
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,467,474
(Revolution Academy)
Series A 144A 6.25% 10/1/53 #	2,000,000	2,112,200
Series A 144A 6.25% 10/1/58 #	3,885,000	4,091,565
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	1,000,000	1,003,230
Series A 6.125% 6/15/57	1,000,000	1,004,850
(Triad Educational Services, Inc.) Series A 144A 5.50% 6/15/45 #	6,000,000	6,040,140
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	335,000	331,650
Series A 144A 5.00% 6/15/39 #	500,000	501,820
Series A 144A 5.00% 6/15/49 #	2,200,000	2,173,358
(Wittenberg University) 144A 5.25% 12/1/39 #	5,000,000	4,504,300
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	1,000,000	1,005,510
Series A 5.00% 10/15/54	465,000	466,167
		707,149,109
Electric Revenue Bonds — 1.68%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,561,041
Burke County, Georgia Development Authority Pollution Control Revenue
(Oglethorpe Power Corporation Project) Series A 1.50% 1/1/40 •	700,000	695,485
NQ- VQ [1124] 0125 (4133365)    13

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/38	135,000	$ 146,922
Series A 5.00% 10/1/44	6,000,000	6,361,920
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	4,522,875
Series A 5.05% 7/1/42 ‡	4,590,000	2,409,750
Series A 6.75% 7/1/36 ‡	1,500,000	787,500
Series AAA 5.25% 7/1/25 ‡	925,000	485,625
Series AAA 5.25% 7/1/26 ‡	1,030,000	540,750
Series AAA 5.25% 7/1/27 ‡	5,330,000	2,798,250
Series AAA 5.25% 7/1/28 ‡	1,205,000	632,625
Series CCC 5.25% 7/1/27 ‡	5,525,000	2,900,625
Series TT 5.00% 7/1/23 ‡	2,785,000	1,462,125
Series TT 5.00% 7/1/37 ‡	5,230,000	2,745,750
Series WW 5.00% 7/1/28 ‡	6,040,000	3,171,000
Series WW 5.25% 7/1/25 ‡	1,530,000	803,250
Series WW 5.25% 7/1/33 ‡	1,260,000	661,500
Series WW 5.50% 7/1/38 ‡	9,035,000	4,743,375
Series XX 4.75% 7/1/26 ‡	920,000	483,000
Series XX 5.25% 7/1/40 ‡	19,300,000	10,132,500
Series XX 5.75% 7/1/36 ‡	7,470,000	3,921,750
Series ZZ 4.75% 7/1/27 ‡	760,000	399,000
Series ZZ 5.25% 7/1/25 ‡	1,275,000	669,375
Series ZZ 5.25% 7/1/26 ‡	7,005,000	3,677,625
		59,713,618
Healthcare Revenue Bonds — 13.68%
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	2,595,000	2,179,800
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
144A 7.75% 1/1/54 #	2,100,000	378,000
Series D 144A 7.25% 1/1/54 #, ‡	2,500,000	450,000
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49 ‡	975,000	741,000
Series B 5.125% 1/1/54 ‡	1,130,000	858,800
14    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.00% 1/1/49 #, ‡	1,000,000	$ 550,000
Series C 144A 5.50% 1/1/54 #, ‡	4,000,000	2,200,000
Bexar County, Texas Health Facilities Development Revenue
(Army Retirement Residence Foundation Project) 5.00% 7/15/41	5,395,000	5,382,592
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,851,554
5.75% 6/1/35	1,500,000	1,506,165
5.75% 6/1/45	2,500,000	2,412,550
6.00% 6/1/50	3,130,000	3,062,048
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	15,170,000	12,421,651
Series A 3.00% 8/15/51 (AGM)	1,025,000	852,441
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	9,870,000	11,903,615
California Municipal Finance Authority Revenue
(Community Health System Project) Series A 3.00% 2/1/46 (AGM)	10,000,000	8,570,000
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 5.25% 1/1/45	1,295,000	1,060,734
Series A 144A 6.625% 1/1/32 #	500,000	499,940
Series A 144A 6.875% 1/1/42 #	1,500,000	1,478,775
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	502,925
California Public Finance Authority Revenue
Series A 6.375% 6/1/59	8,000,000	7,950,240
California Statewide Communities Development Authority Revenue
(Enloe Medical Center) Series A 5.375% 8/15/57 (AGM)	2,000,000	2,176,500
NQ- VQ [1124] 0125 (4133365)    15

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Trust Agency Senior Living Facilities, Florida Revenue
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,000,000	$ 1,611,200
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	420,000	313,715
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	7,410,000	4,173,460
Second Tier Series B 5.00% 1/1/47	2,375,000	1,422,744
City of Chicago, Illinois Multi-Family Housing Revenue
(Goldblatts Supportive Living Project) 6.125% 12/1/43 ‡	8,560,000	5,463,934
City of Colby, Kanas Hospital Loan Anticipation Revenue
(Citizens Medical Center, Inc. Project) 5.50% 7/1/26	9,000,000	9,036,990
City of Lenexa, Kansas Health Care Facility Revenue
(Lakeview Village)
Series A 4.00% 5/15/34	1,000,000	971,580
Series A 5.00% 5/15/39	1,500,000	1,518,915
City of Medford, Oregon Hospital Facility Authority Revenue
(Asante Projects) Series A 3.00% 8/15/50 (AGM)	3,500,000	2,783,375
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,500,000	2,502,000
City of Terre Haute, Indiana Revenue
(Westminster Village Project) 6.00% 8/1/39	4,000,000	3,392,440
City of Topeka, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,579,920
Series A 6.50% 12/1/52	2,000,000	2,091,160
Clackamas County, Oregon Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	1,003,760
16    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Clackamas County, Oregon Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.375% 11/15/55	1,000,000	$ 1,004,430
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	327,295
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	7,000,000	5,603,780
(American Baptist) 8.00% 8/1/43	2,500,000	1,676,050
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,255,000	878,500
(CommonSpirit Health) Series A 5.25% 12/1/54	5,000,000	5,489,850
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	500,405
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	594,833
Series A 144A 5.75% 12/1/35 #	1,150,000	832,565
Series A 144A 6.125% 12/1/45 #	1,200,000	811,320
Series A 144A 6.25% 12/1/50 #	560,000	378,308
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Incorporated Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	998,600
Series A 144A 5.00% 9/1/53 #	1,600,000	1,554,720
Cuyahoga County, Ohio Hospital Revenue
(The MetroHealth System)
5.25% 2/15/47	4,000,000	4,081,040
5.50% 2/15/52	4,930,000	5,043,538
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.00% 7/1/31 #	1,500,000	1,600,425
144A 5.375% 7/1/39 #	1,575,000	1,726,877
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group) Series A 4.00% 8/15/50	8,065,000	7,393,185
NQ- VQ [1124] 0125 (4133365)    17

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) 3.00% 2/15/47	3,775,000	$ 3,072,888
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	879,681
5.25% 11/15/51	1,350,000	1,144,166
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	3,300,000
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/47	2,170,000	2,296,077
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(BayCare Health System Issue) Series C 5.50% 11/15/54	13,125,000	14,901,337
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	7,370,000	5,729,659
Series A 4.00% 3/1/51	2,000,000	1,969,580
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	422,185
Illinois Finance Authority Revenue
(Plymouth Place, Inc.) Series A 6.75% 5/15/58	3,000,000	3,249,810
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	790,389
5.25% 5/15/54	5,910,000	4,763,224
5.50% 5/15/54	3,375,000	2,827,102
Illinois Housing Development Authority Revenue
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	1,952,425
Series A 144A 5.60% 1/1/56 #	2,630,000	2,000,825
Iowa Finance Authority Revenue
(ChildServe Project) Series B 5.00% 6/1/36	2,425,000	2,429,923
18    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Iowa Finance Authority Revenue
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	$ 1,514,065
5.25% 8/1/55	2,500,000	2,109,775
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	8,880,000	9,440,683
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/32	435,000	433,129
Series A 5.25% 5/15/47	1,525,000	1,343,891
Series A 5.25% 5/15/52	5,420,000	4,674,696
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,294,070
5.75% 11/15/45	3,000,000	2,819,310
5.75% 11/15/50	1,600,000	1,478,592
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project) Series A 5.25% 5/15/50	9,000,000	8,070,660
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,532,425
Series A 5.75% 8/15/55	1,500,000	1,513,620
Lancaster County, Pennsylvania Hospital Authority Revenue
(Penn State Health) 5.00% 11/1/51	4,670,000	4,838,494
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,668,890
Series A 5.00% 1/1/55	2,635,000	1,933,510
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) Series A 3.00% 5/15/47	10,000,000	8,097,500
NQ- VQ [1124] 0125 (4133365)    19

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	5,645,000	$ 4,759,808
Michigan Finance Authority Hospital Revenue
Series A 3.00% 12/1/49	12,000,000	9,989,280
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,560,000	2,110,592
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	4,810,000	4,664,161
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
5.25% 1/1/40	1,550,000	1,549,876
5.375% 1/1/50	6,250,000	6,012,562
Series A 5.375% 1/1/51	2,000,000	1,917,420
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	8,935,000	6,201,247
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis Healthcare System Obligated Group Project) 5.00% 2/15/48	2,000,000	1,999,960
Nassau County, New York Industrial Development Agency Revenue
(Amsterdam at Harborside Project) Series B 5.00% 1/1/58 •	10,884,206	1,644,821
New Hampshire, National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,523,257
Series A 144A 5.625% 7/1/46 #	1,000,000	1,007,180
Series A 144A 5.75% 7/1/54 #	2,000,000	2,012,060
New Hope, Texas Cultural Education Facilities Finance Revenue
(Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	6,201,360
20    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance Revenue
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37	120,000	$ 97,549
Series A-2 7.50% 11/15/36	745,000	620,116
Series B 4.096% 11/15/61 •	3,181,955	1,176,210
(Cardinal Bay - Village on the Park)
Series A-1 5.00% 7/1/46	660,000	532,244
Series A-1 5.00% 7/1/51	1,575,000	1,242,974
Series B 4.00% 7/1/31	635,000	355,600
Series B 4.75% 7/1/51	1,915,000	1,072,400
Series C 5.00% 7/1/31 ‡	250,000	61,250
Series C 5.25% 7/1/36 ‡	350,000	85,750
Series C 5.75% 7/1/51 ‡	2,250,000	551,250
Series D 6.00% 7/1/26 ‡	90,000	12,600
Series D 7.00% 7/1/51 ‡	1,350,000	189,000
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	3,826,900
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	15,635,000	15,587,313
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	1,002,280
Series A 6.875% 10/1/57	6,500,000	6,536,205
New Jersey Economic Development Authority Revenue
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	2,518,969
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,999,800
New York State Dormitory Authority Revenue
5.50% 10/1/54 (AGC)	5,250,000	5,889,188
(Garnet Health Medical Center) 144A 5.00% 12/1/40 #	800,000	768,960
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group) Series A 3.125% 11/1/49	5,000,000	4,166,400
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 11/1/49	1,830,000	1,678,769
NQ- VQ [1124] 0125 (4133365)    21

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oklahoma Development Finance Authority Revenue
(OU Medicine Project) Series B 5.50% 8/15/57	3,000,000	$ 3,087,660
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project)
Series A 5.125% 8/1/44	500,000	491,695
Series A 5.375% 8/1/54	1,250,000	1,158,500
Palomar Health, California Revenue
4.00% 11/1/39	4,375,000	3,838,975
Payne County, Oklahoma Economic Development Authority Revenue
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	1,971
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #, ‡	10,495,000	3,148,500
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,906,340
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	6,100,000	6,555,975
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 5.00% 5/15/53	1,895,000	1,892,082
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,000,000	2,015,520
Series A 5.50% 11/15/49	9,000,000	9,007,380
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,830,000	2,618,686
South Carolina Jobs-Economic Development Authority Revenue
(Beaufort Memorial Hospital & South Broad Healthcare Project)
5.50% 11/15/44	1,000,000	1,077,740
5.75% 11/15/54	2,250,000	2,421,203
22    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Southeastern Ohio Port Authority Revenue
(Memorial Health Systems)
5.00% 12/1/43	805,000	$ 747,177
5.50% 12/1/43	1,250,000	1,232,612
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	598,968
Series A 5.125% 8/15/45	1,800,000	1,697,922
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	8,650,000	8,401,658
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	3,250,000	3,364,465
Series A 6.75% 11/15/52	5,800,000	5,986,818
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,427,772
Series A 144A 6.125% 10/1/52 #	2,570,000	1,662,584
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	19,355,000	22,583,414
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia)
Series A 4.50% 12/1/44	2,750,000	2,760,093
Series A 5.50% 12/1/54	3,500,000	3,724,595
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	4,250,000	4,275,840
Westminster, Maryland Project Revenue
(Lutheran Village Millers Grant)
Series A 6.00% 7/1/34	1,000,000	1,000,800
Series A 6.125% 7/1/39	750,000	750,390
Series A 6.25% 7/1/44	2,500,000	2,500,950
Wisconsin Health & Educational Facilities Authority Revenue
(Children's Hospital of Wisconsin) 3.00% 8/15/52	3,000,000	2,387,340
NQ- VQ [1124] 0125 (4133365)    23

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority Revenue
(Covenant Communities Project)
Second Tier Series B 5.00% 7/1/48	1,000,000	$ 879,200
Second Tier Series B 5.00% 7/1/53	945,000	809,657
Third Tier Series C 7.00% 7/1/43	1,000,000	884,700
Third Tier Series C 7.50% 7/1/53	1,000,000	891,200
(Dickson Hollow Phase II Project)
5.45% 10/1/39	500,000	520,815
6.00% 10/1/44	300,000	316,374
6.125% 10/1/59	2,750,000	2,855,627
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	617,411
Series A 5.00% 11/1/46	1,000,000	950,150
Series A 5.00% 11/1/54	8,425,000	7,717,637
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	967,200
Series A 144A 5.125% 6/1/48 #	1,375,000	1,375,866
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,431,315
Series A 5.75% 12/1/48	2,576,272	2,375,246
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,227,750
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	1,600,000	1,385,760
		485,939,669
Housing Revenue Bonds — 3.23%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,147,500
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	700,000	639,639
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	5,800,000	4,094,394
California Municipal Finance Authority Revenue
Series I 144A 6.00% 1/1/39 #	6,530,000	6,908,805
24    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
City of Dallas, Texas Housing Finance Revenue
Residential Development-Senior Lien Series A 6.00% 12/1/62	2,000,000	$ 1,988,120
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	7,000,000	7,338,310
Georgia Housing & Finance Authority Revenue
Series B 5.05% 12/1/43	2,500,000	2,651,225
Series B 5.20% 12/1/48	1,615,000	1,687,836
Series B 5.25% 6/1/51	2,000,000	2,125,400
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series C 4.80% 7/1/53	5,965,000	6,097,125
Illinois Housing Development Authority Revenue
Series K 5.35% 4/1/47	7,400,000	7,771,702
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	750,000	750,698
Indiana Housing & Community Development Authority Single Family Mortgage Revenue
Series D-1 5.00% 7/1/43	1,500,000	1,566,435
Series D-1 5.125% 7/1/48	1,850,000	1,912,345
Series D-1 5.20% 7/1/53	5,000,000	5,225,800
Maine State Housing Authority Revenue
Series A 3.00% 11/15/44	2,525,000	2,079,615
Michigan State Housing Development Authority Revenue
Series A 4.80% 10/1/64	7,000,000	7,161,490
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53	5,000,000	5,260,050
New York City, New York Housing Development Revenue
4.80% 2/1/53	5,000,000	5,154,500
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 141A 4.60% 10/1/43	1,645,000	1,683,855
Series 142A 5.00% 10/1/50	10,340,000	10,739,641
Series 143A 5.45% 4/1/51	5,000,000	5,258,950
Series 146A 4.75% 4/1/53	5,000,000	5,097,900
NQ- VQ [1124] 0125 (4133365)    25

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Rhode Island Housing & Mortgage Finance Revenue
Series 80-A 4.65% 10/1/53	3,000,000	$ 3,067,800
South Carolina State Housing Finance & Development Authority Revenue
Series B 4.90% 7/1/53	1,450,000	1,483,118
Texas Department of Housing & Community Affairs Revenue
Series C 5.125% 9/1/53	2,500,000	2,603,850
Virginia Housing Development Authority
Series A 5.30% 11/1/53	3,500,000	3,677,730
Wisconsin Housing & Economic Development Authority Housing Revenue
Series C 3.00% 5/1/59	1,100,000	806,817
Wisconsin Public Finance Authority Revenue
(The Promenade Apartments) 144A 6.25% 2/1/39 #	8,500,000	8,836,600
		114,817,250
Industrial Development Revenue/Pollution ControlRevenue Bonds — 22.45%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	2,001,880
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	6,540,000	196,200
Series A 144A 7.75% 7/1/50 #, ‡	21,330,000	639,900
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	10,000,000	11,057,700
Series B 144A 7.375% 7/1/48 (AMT) #	10,000,000	11,184,600
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	18,750,000	19,931,625
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series D-1 5.50% 6/1/49 •	2,330,000	2,489,582
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	13,775,000	10,416,380
Series A-2 Class 1 4.00% 6/1/48	150,000	136,551
Series B-2 Class 2 5.00% 6/1/55	59,670,000	54,720,373
26    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Calhoun County, Texas Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	$ 3,046,213
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series B 5.00% 1/1/55 •	5,000,000	5,425,200
Series C 5.25% 1/1/54 •	3,000,000	3,231,210
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) Series D 8.613% 6/1/55 ^	100,000,000	9,638,000
(Capital Appreciation Bond- Stanislaus County Tobacco Funding Corporation) Series D 8.239% 6/1/55 ^	6,250,000	506,688
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A-4 144A 8.00% 1/1/50 (AMT) #, •	22,800,000	23,494,488
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	21,600
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	70,875
Chicago, Illinois O'Hare International Airport Special Facilities Revenue
(Trips Obligated Group) 5.00% 7/1/48 (AMT)	150,000	151,577
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 7.707% 5/15/57 ^	225,000,000	15,066,000
Series B 9.403% 5/15/57 ^	3,420,000	210,330
City of Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,010,350
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,018,860
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,150,483
NQ- VQ [1124] 0125 (4133365)    27

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal Improvement Projects)
Series B 5.50% 7/15/38 (AMT)	7,750,000	$ 8,390,692
Series B 5.50% 7/15/39 (AMT)	7,000,000	7,561,820
City of Valparaiso, Indiana Exempt Facilities Refunding Revenue
(Pratt Paper (In), LLC Project) 144A 5.00% 1/1/54 (AMT) #	5,000,000	5,131,950
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series C 3.88% 6/15/55 ^	121,000,000	13,156,330
Series D 7.392% 6/15/55 ^	262,500,000	25,824,750
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 9.212% 6/1/60 #, ^	196,565,000	9,541,265
Series D 7.815% 6/1/55 ^	4,000,000	329,080
Fayette County, Georgia Development Authority Revenue
(United States Soccer Federation, Inc. Project) 5.25% 10/1/49	2,000,000	2,178,560
Finance Authority of Maine Solid Waste Disposal Revenue
(Casella Waste System Project) Series R-2 144A 4.375% 8/1/35 (AMT) #, •	1,000,000	1,003,360
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 8.25% 7/1/57 (AMT) #, •	24,400,000	25,143,224
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AGM) (AMT)	15,000,000	15,775,950
5.50% 7/1/53 (AMT)	30,000,000	31,323,300
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/54 #	10,000,000	9,834,100
(Convention Center Hotel) First Tier Series A 4.00% 1/1/54	13,060,000	12,187,070
Georgia Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	5,500,000	5,226,980
28    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Georgia Main Street Natural Gas Project Revenue
Series C 5.00% 12/1/54 •	5,000,000	$ 5,361,050
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 1.355% 6/1/66 ^	355,550,000	39,917,598
Hoover, Alabama Industrial Development Board Environmental Improvement Revenue
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	10,781,770
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #	6,635,000	3,123,227
Industrial Development Board Of The City Of Kingsport Tennessee
(Domtar Project) 144A 5.25% 12/1/54 (AMT) #, •	7,500,000	7,600,650
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.455% 6/1/57 #, ^	383,610,000	28,962,555
Series F 144A 5.666% 6/1/57 #, ^	406,910,000	26,286,386
Kentucky Public Energy Authority Revenue
Series B 5.00% 1/1/55 •	3,500,000	3,767,645
Louisiana Public Facilities Authority Revenue
(Louisiana Pellets Project)
144A 7.75% 7/1/39 (AMT) #, ‡	1,976,705	20
Series A 8.375% 7/1/39 (AMT) ‡	13,547,003	135
Series B 10.50% 7/1/39 (AMT) ‡	12,201,587	122
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/46	10,910,000	12,219,745
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	10,950,000	3,598,718
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	8,020,000	7,279,834
NQ- VQ [1124] 0125 (4133365)    29

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Miami-Dade County, Florida Industrial Development Authority Revenue
(CFC-MB I, LLC Collins Park Housing Project) 144A 6.25% 1/1/59 #	7,000,000	$ 7,143,920
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	1,119,800
Mobile County, Alabama Industrial Development Authority Revenue
(AM/NS Calvert LLC Project) Series A 5.00% 6/1/54 (AMT)	3,000,000	3,056,940
Monroe, New York Tobacco Asset Securitization Revenue
(Forth Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 7.939% 6/1/61 #, ^	487,500,000	24,067,875
Nassau County, New York Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	10,000,000	9,011,000
Nevada State Department of Business & Industry Revenue
(Fulcrum Sierra Biofuels, LLC Project - Green Bonds) 144A 6.25% 12/15/37 (AMT) #, ‡	2,403,922	701,945
New Hampshire Business Finance Authority
144A 5.375% 12/15/35 #	5,000,000	5,029,150
(Easton Park Project) 144A 5.625% 2/1/30 #	6,000,000	6,013,620
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	3,430,000	3,433,739
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,275,080
New Jersey Tobacco Settlement Financing Revenue
Subordinate Series B 5.00% 6/1/46	4,300,000	4,321,629
New York City, New York Industrial Development Agency Revenue
(Queens Baseball Stadium Project) Series A 2.00% 1/1/38 (AGM)	500,000	381,655
(Yankee Stadium Project) Series A 3.00% 3/1/49	1,000,000	769,580
30    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York Counties Tobacco Trust IV Revenue
Series F 0.15% 6/1/60 ^	55,000,000	$ 3,514,500
New York Counties Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 0.269% 6/1/60 #, ♦, ^	322,800,000	14,813,292
New York Counties Tobacco Trust VI Pass-Through Revenue
Series C 5.00% 6/1/51 ♦	1,000,000	931,330
New York Transportation Development Special Facility Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	1,054,930
Ohio, Port of Greater Cincinnati Development Authority Revenue
(RBM Phase 3 Garage Project)
5.00% 12/1/44	1,000,000	1,036,530
5.125% 12/1/55	1,500,000	1,535,955
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,516,785
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,418,218
Series A 144A 5.125% 1/1/44 (AMT) #	2,000,000	2,077,140
Series A 144A 5.25% 1/1/54 (AMT) #	2,000,000	2,080,460
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,000,720
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	11,000,000	13,510,640
Public Finance Authority
(Two Step Project) 144A 5.70% 12/15/34 #, ^	9,000,000	4,969,890
(Waterstone Project) 144A 5.50% 12/15/38 #	10,000,000	10,061,500
NQ- VQ [1124] 0125 (4133365)    31

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	$ 10,240,490
5.25% 12/1/27	2,235,000	2,350,684
5.25% 12/1/28	1,050,000	1,115,425
5.50% 12/1/29	765,000	831,540
San Diego County, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	375,000	380,291
Shoals, Indiana Exempt Facilities Revenue
(National Gypsum Project) 7.25% 11/1/43 (AMT)	1,860,000	1,863,739
SkyRidge Pegasus Infrastructure Financing District
144A 5.25% 12/1/44 #	6,500,000	6,567,080
St. James Parish, Louisiana Revenue
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,112,610
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,817,825
Suffolk, New York Regional Off-Track Betting Revenue
6.00% 12/1/53	15,000,000	15,746,100
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	2,995,066
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 1.574% 6/1/46 ^	3,515,000	747,852
(Capital Appreciation - Third Subordinate Lien) Series D 3.916% 6/1/46 ^	8,770,000	1,597,631
(San Diego County Tobacco Asset Securitization Corporation) Series B-1 Class 2 5.00% 6/1/48	725,000	739,855
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,003,620
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	9,440,000	9,655,704
Vermont Economic Development Authority Revenue
(Casella Waste System) 144A 4.625% 4/1/36 (AMT) #, •	1,000,000	1,027,150
32    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Virginia Tobacco Settlement Financing Revenue
Series A-1 6.706% 6/1/46	10,665,000	$ 9,133,079
Series B-1 5.00% 6/1/47	2,000,000	1,909,040
(Capital Appreciation Bonds)
First Subordinate Series C 2.949% 6/1/47 ^	95,170,000	27,053,976
Second Subordinate Series D 2.20% 6/1/47 ^	179,085,000	49,807,120
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	480
Wisconsin Public Finance Authority Revenue
(Nolina & Sorella Projects) 144A 5.50% 12/15/32 #	4,000,000	3,992,720
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	13,255,000	13,566,625
		797,428,076
Lease Revenue Bonds — 2.17%
Atlanta, Georgia Development Authority Revenue
(Gluch Enterprise Zone Project) 144A 6.09% 12/15/48 #, ~	2,500,000	2,155,450
Baltimore, Maryland Special Obligation Subordinate Revenue
(Harbor Point Project) 5.00% 6/1/51	1,000,000	1,014,840
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.625% 11/1/33	1,300,000	1,301,651
5.875% 11/1/43	3,765,000	3,768,840
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	5,000,000	5,042,200
Los Angeles County, California Public Works Financing Authority Revenue
(LACMA Building for the Permanent Collection Project) Series A 3.00% 12/1/50	11,000,000	9,079,180
NQ- VQ [1124] 0125 (4133365)    33

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 3.209% 12/15/56 ^	18,610,000	$ 4,335,199
Series A 4.00% 6/15/52	5,305,000	4,994,074
Series A 5.00% 6/15/50	4,135,000	4,286,920
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	962,086
Series B 5.03% 12/15/54 ^	3,710,000	952,097
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program) Series AA 5.00% 6/15/25	1,000,000	1,009,350
(Transportation System) Series A 4.991% 12/15/39 ^	5,290,000	2,981,603
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	5,750,000	4,517,142
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	14,500,000	14,507,975
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	7,250,000	7,257,975
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	963,710
5.375% 2/1/41	1,300,000	1,226,199
St. Louis, Missouri Municipal Finance Revenue
(Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 (AGM) ^	2,250,000	1,399,883
Series A 6.44% 7/15/37 (AGM) ^	4,000,000	2,373,640
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project) Series A 5.50% 6/15/42	3,000,000	3,073,080
		77,203,094
Local General Obligation Bonds — 3.58%
Chicago, Illinois Board of Education
Series A 5.00% 12/1/42	7,690,000	7,666,699
Series A 5.875% 12/1/47	8,000,000	8,671,440
Series A 6.00% 12/1/49	13,820,000	15,052,882
Series A 144A 7.00% 12/1/46 #	2,500,000	2,673,100
Series B 4.00% 12/1/40	4,500,000	4,103,010
Series B 4.00% 12/1/41	2,000,000	1,801,580
34    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Board of Education
Series G 5.00% 12/1/44	2,545,000	$ 2,551,617
Series H 5.00% 12/1/36	4,850,000	4,893,456
Series H 5.00% 12/1/46	4,225,000	4,227,282
City of Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,280,661
Series 2007E 5.50% 1/1/42	1,900,000	1,899,943
Series A 5.50% 1/1/39	2,660,000	2,864,368
Series A 5.50% 1/1/40	2,160,000	2,317,183
Series A 5.50% 1/1/49	770,000	793,493
Series C 5.00% 1/1/26	500,000	508,145
(Chicago Recovery Plan) Series A 5.25% 1/1/45	12,100,000	12,640,023
City of Horace
Series C 5.00% 5/1/50	1,500,000	1,551,690
Conroe, Texas Independent School District
5.00% 2/15/49	10,000,000	10,952,600
Fairfield, Alabama General Obligation Warrants
6.00% 6/1/37	8,485,000	7,636,500
Fort Bend, Texas Independent School District
Series 2024A 5.00% 8/15/33	1,550,000	1,797,504
Series 2024A 5.00% 8/15/43	3,640,000	4,049,282
Grapevine Wash Local District
(Grapevine Wash Assessment Area No.1)
Series A-1 144A 6.00% 3/1/55 #	1,000,000	1,003,320
Series A-2 144A 5.25% 12/1/44 #	1,500,000	1,483,305
Lamar, Texas Consolidated Independent School District
5.25% 2/15/59	5,000,000	5,521,550
Lodi, California Unified School District
Series 2020 3.00% 8/1/43	2,750,000	2,404,435
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.50% 6/1/51 #	7,500,000	6,143,175
Prairie Center Metropolitan District No. 3, Colorado
Series A 5.875% 12/15/46	2,125,000	2,315,655
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	817,790
Village of Riverdale, Illinois
8.00% 10/1/36	6,690,000	6,705,253
		127,326,941
NQ- VQ [1124] 0125 (4133365)    35

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Other — 0.20%
Puerto Rico Industrial Development
7.00% 1/1/54 •	7,500,000	$ 7,143,750
		7,143,750
Pre-Refunded/Escrowed to Maturity Bonds — 1.47%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,725,000	3,011,970
California School Finance Authority Revenue
(Aspire Public Schools-Obligated Group) 144A 5.00% 8/1/41-25 #, §	125,000	126,688
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	1,590,000	1,736,630
Central Texas Regional Mobility Authority Senior Lien Revenue
Series A 5.00% 1/1/45-25 §	4,000,000	4,044,400
Decatur County, Texas Hospital Authority
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	501,522
Series C 4.00% 9/1/34-31 §	987,000	1,026,391
Series C 4.00% 9/1/44-31 §	2,036,000	2,166,019
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/35-25 §	6,265,000	6,333,602
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	10,625,000	12,284,519
New Jersey Economic Development Authority Special Facility
Series WW 5.25% 6/15/30-25 §	5,000,000	5,059,950
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program) Series CC 5.50% 6/15/50-32 §	4,250,000	5,068,592
North Texas Tollway Authority Special Project System Revenue
Series C 7.00% 9/1/43-31 §, ~	5,000,000	6,107,550
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-29 (AMT) §	55,000	55,840
36    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Washington State Housing Finance Commission Revenue
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45-25 #, §	1,000,000	$ 1,018,670
(Heron's Key) Series A 144A 7.00% 7/1/50-25 #, §	3,625,000	3,692,679
		52,235,022
Resource Recovery Revenue Bonds — 0.23%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	3,000,000	2,700,000
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,990,000	5,300,087
		8,000,087
Special Tax Revenue Bonds — 13.54%
Aerotropolis Regional Transportation Authority
144A 5.50% 12/1/44 #	2,000,000	2,034,720
144A 5.75% 12/1/54 #	7,500,000	7,668,450
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(Waterfront - 30 E. Allen Street Project) Series A 144A 5.25% 5/1/42 #	1,275,000	1,310,509
Atlanta, Georgia Development Authority Revenue
(Westside Gulch Area Project) Series A-2 144A 5.50% 4/1/39 #	5,000,000	5,198,450
Black Desert Public Infrastructure District, Utah Revenue
(Black Desert Assessment Area) 144A 5.625% 12/1/53 #	2,000,000	2,064,940
Branson, Missouri Industrial Development Authority Tax Increment Revenue
(Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	325,000	311,812
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.125% 5/1/45	2,460,000	2,460,443
NQ- VQ [1124] 0125 (4133365)    37

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Cherry Hill, Virginia Community Development Authority Revenue
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	$ 1,002,490
144A 5.40% 3/1/45 #	2,000,000	2,002,700
City of Kansas, Missouri Tax Increment Financing Commission Revenue
(Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	750,500
City of Newport Beach, California Revenue
Series A 4.00% 9/2/33	200,000	205,330
Series A 4.125% 9/2/38	575,000	585,057
City of Rancho, Mirage Community Facilities District No. 5 Revenue
Series A 5.00% 9/1/54	1,400,000	1,459,150
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	12,095,000	3,173,970
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	18,028,942	11,515,986
3.108% 11/1/43 •	73,986,903	45,779,396
(Subordinate) 2.41% 11/1/51 •	17,208,390	9,206,489
Conley, Missouri Road Transportation Development District Revenue
5.375% 5/1/47	6,655,000	6,668,776
Fountain Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	3,750,000	3,649,087
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	71,770,696	70,155,855
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,724,660
Grandview, Missouri Industrial Development Authority Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	400,000
38    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	$ 2,446,225
Henderson, Nevada Local Improvement Districts Revenue
(Black Mountain Ranch)
3.00% 9/1/36	295,000	250,036
3.50% 9/1/45	715,000	575,339
4.00% 9/1/51	490,000	430,176
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
(Convention Center Hotel Project)
Series E 6.00% 3/1/53	3,000,000	3,266,370
Series E 6.125% 3/1/57	3,250,000	3,544,775
Juban Crossing Economic Development District, Louisiana Revenue
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	2,910,000	2,911,455
(Road Projects) Series A 144A 7.00% 9/15/44 #	1,680,000	1,680,840
Kansas City Industrial Development Authority Revenue
(Historic Northeast Redevelopment Plan)
Series A-1 144A 5.00% 6/1/46 #	1,875,000	1,900,706
Series A-1 144A 5.00% 6/1/54 #	1,250,000	1,254,763
Lakeside 370 Levee District, Missouri Subdistrict B Revenue
Series 2015-B 0.00% 4/1/55	625,611	563,050
Las Vegas, Nevada Revenue
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	740,000	757,479
144A 5.75% 6/1/42 #	1,090,000	1,119,931
144A 5.75% 6/1/47 #	1,560,000	1,592,838
144A 6.00% 6/1/52 #	1,780,000	1,838,544
Las Vegas, Nevada Special Improvement District No. 817 Local Improvement Revenue
(Summerlin Village 29)
5.50% 6/1/38	375,000	397,459
5.75% 6/1/43	500,000	528,045
6.00% 6/1/53	1,000,000	1,051,010
NQ- VQ [1124] 0125 (4133365)    39

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Lees Summit, Missouri Industrial Development Authority Revenue
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	2,185,000	$ 1,201,750
Marquis Community Development Authority of York County Virginia Revenue
Series B 5.625% 9/1/41 ‡	2,779,000	972,650
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	2,053
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡, ~	859,000	300,650
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	8,945,000	9,314,876
Midtown Miami, Florida Community Development District Revenue
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	500,115
Mobile, Alabama Improvement District Revenue
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,002,190
Series A 5.50% 8/1/35	1,300,000	1,287,975
Monongalia County, West Virginia
(Development District No. 4 – University Town Centre)
Series A 144A 5.00% 6/1/33 #	920,000	966,966
Series A 144A 5.75% 6/1/43 #	1,500,000	1,625,250
Series A 144A 6.00% 6/1/53 #	1,500,000	1,624,590
New Hampshire Business Finance Authority Revenue
(Silverado Project) 144A 5.00% 12/1/28 #	2,000,000	2,004,660
New Hampshire, National Finance Authority Revenue
(Tamarron Project, Fort Bend County, Texas) 144A 5.25% 12/1/35 #	6,825,000	6,829,641
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Subordinate Bonds)
Series A-3 3.00% 5/1/45	5,000,000	4,257,350
Series B-1 3.00% 8/1/48	6,605,000	5,405,070
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	5,000,000	4,083,800
Series A-1 3.00% 3/15/50	3,640,000	2,949,310
40    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Urban Development Revenue
(General Purpose)
Series A 3.00% 3/15/50	3,310,000	$ 2,693,612
Series E 3.00% 3/15/50	2,500,000	2,034,450
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	8,500,000	6,872,335
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	1,655,000	1,658,078
Ohio Infrastructure Improvement Revenue
(Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,315,000	1,318,182
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project) 144A 6.25% 6/15/54 #	1,500,000	1,569,540
Orange County, California Community Facilities District No. 2023-1 Revenue
(Rienda Phase 2B)
Series A 5.50% 8/15/48	1,500,000	1,634,880
Series A 5.50% 8/15/53	1,200,000	1,302,648
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	2,000,000	2,017,760
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	39,908,000	39,945,513
Series A-1 5.00% 7/1/58	18,772,000	18,856,662
Series A-1 5.831% 7/1/46 ^	104,102,000	35,267,675
Series A-1 5.915% 7/1/51 ^	143,746,000	35,702,194
Series A-2 4.536% 7/1/53	1,022,000	1,008,438
Series A-2 4.784% 7/1/58	9,355,000	9,374,178
Series B-1 4.75% 7/1/53	5,619,000	5,624,282
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
(Francis Place Redevelopment Project) 5.625% 11/1/25	325,000	323,401
NQ- VQ [1124] 0125 (4133365)    41

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
San Buenaventura, California Redevelopment Agency Revenue
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	725,000	$ 727,784
8.00% 8/1/38	1,500,000	1,506,030
St. Louis County, Missouri Industrial Development Authority Revenue
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,000,000	999,970
Series A 144A 5.25% 9/1/45 #	3,540,000	3,540,035
Sterling Ranch, Colorado Community Authority Board Revenue
5.625% 12/1/43	1,500,000	1,568,475
Stone Canyon, Missouri Community Improvement District Revenue
(Public Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	350,000
Town of Bridgeville, Delaware Revenue
(Heritage Shores Special Development District)
144A 5.25% 7/1/44 #	875,000	922,460
144A 5.625% 7/1/53 #	1,535,000	1,629,986
Verve, Colorado Metropolitan District No. 1 Revenue
6.50% 12/1/43	4,365,000	4,377,178
6.75% 12/1/52	4,000,000	4,014,320
Village Community Development District No. 15, Florida
144A 5.00% 5/1/43 #	1,000,000	1,038,200
144A 5.25% 5/1/54 #	3,500,000	3,636,780
Virgin Islands Public Finance Authority Revenue
(Frenchman's Reef Hotel Development Project) Series A 144A 6.00% 4/1/53 #	3,000,000	3,152,280
Whiting Redevelopment District, Indiana Revenue
4.00% 1/15/32	2,600,000	2,520,050
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	5,196,133
(McLemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	10,745,670
Series B 144A 6.50% 6/1/56 #	1,000,000	859,630
(Miami Worldcenter Project) Series A 144A 5.00% 6/1/41 #	9,500,000	9,830,410
42    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,965,000	$ 4,465,124
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	3,000,000	2,921,130
		480,972,180
State General Obligation Bonds — 5.08%
California State
4.00% 9/1/29	3,950,000	4,184,748
Commonwealth of Massachusetts
Series A 5.00% 1/1/54	12,000,000	13,087,200
Series C 2.75% 3/1/50	5,000,000	3,886,550
Series D 4.00% 11/1/35	5,000,000	5,194,100
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	4,913,928	4,826,951
Series A-1 4.00% 7/1/41	39,322,237	37,887,762
Series A-1 4.00% 7/1/46	64,764,861	61,774,020
Illinois State
5.00% 1/1/28	1,190,000	1,211,313
5.50% 5/1/39	6,000,000	6,544,740
Series A 5.125% 12/1/29	1,310,000	1,376,862
Series A 5.50% 3/1/47	9,700,000	10,556,025
Series B 3.00% 12/1/41	2,605,000	2,228,630
Series C 4.00% 10/1/41	400,000	395,348
Series C 4.00% 10/1/42	2,900,000	2,856,442
Series C 4.00% 10/1/48	3,000,000	2,831,610
Series C 5.00% 11/1/29	4,600,000	4,812,934
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	2,080,000	2,231,216
State of Washington
Series C 5.00% 8/1/40	5,250,000	6,004,425
Washington State
Series A 5.00% 8/1/49	5,000,000	5,508,950
Series R 5.00% 7/1/34	2,525,000	2,969,299
		180,369,125
NQ- VQ [1124] 0125 (4133365)    43

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 9.13%
Allegheny County, Pennsylvania Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.50% 1/1/48 (AGM) (AMT)	5,000,000	$ 5,496,450
Series A 5.50% 1/1/53 (AGM) (AMT)	6,770,000	7,397,511
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 5.25% 7/1/54 (AMT)	6,000,000	6,468,000
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	10,150,000	9,673,457
Series A 5.00% 12/31/43 (AMT)	1,500,000	1,526,460
Central Texas Regional Mobility Authority Senior Lien Revenue
(Capital Appreciation bonds)
7.81% 1/1/36 ^	2,500,000	1,610,100
7.85% 1/1/40 ^	2,000,000	1,035,280
Chicago O'Hare International Airport Revenue
(Senior Lien) Series A 5.50% 1/1/59 (AMT)	3,760,000	4,110,921
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,844,850
City of Los Angeles, California Department of Airports Revenue
(Los Angeles International Airport) Series F 3.00% 5/15/49 (AMT)	3,030,000	2,343,402
Colorado High Performance Transportation Enterprise Revenue
(U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	3,252,958
County of Lee, Florida Airport Revenue
5.25% 10/1/54 (AMT)	5,000,000	5,369,000
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, •	35,285,000	37,657,563
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Subseries B-1 3.95% 1/15/53	2,800,000	2,749,376
Subseries B-2 3.50% 1/15/53	1,600,000	1,441,040
44    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Subseries B-2 3.50% 1/15/53 (AGM)	2,000,000	$ 1,848,520
Grand Parkway, Texas Transportation Revenue
(First Tier) 3.00% 10/1/50	3,500,000	2,705,430
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project) 5.75% 9/1/64 (AMT)	8,750,000	9,626,400
Metropolitan Nashville Airport Authority Revenue
Series B 5.50% 7/1/52 (AMT)	1,500,000	1,626,645
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series B 6.50% 10/1/44 ~	1,000,000	1,101,290
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Series B 4.00% 11/15/50	5,000,000	4,848,300
Subordinate Series C-1 5.25% 11/15/55	5,000,000	5,260,850
New York State Thruway Authority Revenue
Series B 3.00% 1/1/53 (BAM)	3,410,000	2,719,952
New York Transportation Development Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	12,500,000	13,472,125
New York Transportation Development Special Facility Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	16,840,000	16,414,958
5.00% 10/1/40 (AMT)	3,400,000	3,536,952
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.125% 6/30/60 (AGM) (AMT)	3,650,000	3,793,262
5.375% 6/30/60 (AMT)	24,500,000	25,637,045
5.50% 6/30/54 (AMT)	6,600,000	7,089,456
5.50% 6/30/60 (AMT)	43,975,000	47,009,715
6.00% 6/30/54 (AMT)	10,000,000	10,916,800
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/38 (AMT)	2,455,000	2,616,662
NQ- VQ [1124] 0125 (4133365)    45

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facility Revenue
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/41 (AMT)	4,920,000	$ 5,183,368
North Carolina Turnpike Authority Revenue
(Triangle Expressway System)
4.00% 1/1/55 (AGM)	1,000,000	989,620
Series C 4.97% 7/1/41 ^	4,160,000	1,853,363
Pennsylvania Turnpike Commission Revenue
Series C 3.00% 12/1/51	1,700,000	1,367,514
Subordinate Series B 3.00% 12/1/51	2,500,000	1,973,400
Phoenix, Arizona Civic Improvement Revenue
(Junior Lien)
Series A 5.00% 7/1/40	30,000	30,194
Series B 3.25% 7/1/49 (AMT)	1,555,000	1,262,287
Plaquemines, Louisiana Port Harbor & Terminal District Dock & Warf Facilities Revenue
(Nola Terminal LLC Project) Series A 144A 9.00% 12/1/44 #	5,000,000	5,135,650
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity) Series B 4.00% 8/1/47 (AMT)	2,250,000	2,161,193
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-1 6.75% 1/1/45 (AMT)	3,000,000	3,620,670
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT)	3,000,000	2,880,330
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	4,945,000	4,791,211
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal Revenue) Series B 5.00% 1/1/48 (AMT)	2,000,000	2,032,940
46    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	9,765,000	$ 10,637,893
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	20,780,000	21,265,837
Virginia Small Business Financing Authority Revenue
(Transform 66-33 Project) 5.00% 12/31/52 (AMT)	3,840,000	3,875,866
		324,262,066
Water & Sewer Revenue Bonds — 1.89%
City & County Honolulu HI Wastewater System Revenue
Series A 5.25% 7/1/54	5,000,000	5,607,400
City of Chicago, Illinois Waterworks Revenue
(Second Lien)
5.00% 11/1/26	180,000	186,921
5.00% 11/1/28	30,000	31,034
Forsyth County, Georgia Water & Sewerage Authority Revenue
3.00% 4/1/44	3,945,000	3,415,976
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	17,200,000	18,983,640
New York City Municipal Water Finance Authority Revenue
Subseries AA-1 3.00% 6/15/51	5,800,000	4,750,548
Subseries AA-1 3.50% 6/15/48	5,000,000	4,642,200
Subseries BB-1 3.00% 6/15/44	8,750,000	7,561,312
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series AA 5.25% 6/15/53	10,200,000	11,462,250
Texas Water Development Board Revenue
Series A 4.375% 10/15/59	10,500,000	10,655,295
		67,296,576
Total Municipal Bonds (cost $3,535,547,332)		3,489,856,563

NQ- VQ [1124] 0125 (4133365)    47

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 1.18%
Variable Rate Demand Notes — 1.18%¤
City of Phoenix, Arizona Health Care Facilities Revenue
(Mayo Clinic) Series B 1.85% 11/15/52 (SPA - Northern Trust)	8,260,000	$ 8,260,000
Los Angeles, California Department of Water & Power Revenue
(Power System)
Series A-3 1.25% 7/1/35 (SPA - Bank of America, N.A.)	2,715,000	2,715,000
Subordinate Series A-7 1.25% 7/1/35 (SPA - Bank of America N.A.)	2,700,000	2,700,000
Maryland Health & Higher Educational Facilities Authority
(The Johns Hopkins Health System) Series B 1.85% 6/1/46 (LOC - TD Bank, N.A.)	5,000,000	5,000,000
Massachusetts Development Finance Agency Revenue
(Boston University Issue) Series U-6E 1.95% 10/1/42 (LOC - TD Bank, N.A.)	3,000,000	3,000,000
(Children Hospital Issue)
Series U-1 1.95% 3/1/48 (LOC - TD Bank, N.A.)	6,400,000	6,400,000
Series U-2 1.95% 3/1/48 (LOC - TD Bank, N.A.)	4,000,000	4,000,000
New York City, New York
Fiscal 2023 Series A-3 2.00% 9/1/49 (SPA - Bank of Montreal)	3,840,000	3,840,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series AA-3 2.00% 6/15/49 (SPA - TD Bank, N.A.)	1,800,000	1,800,000
University of Colorado Hospital Authority
Series C 2.00% 11/15/39 (SPA - TD Bank N.A.)	1,000,000	1,000,000
48    NQ- VQ [1124] 0125 (4133365)

(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
University of Delaware
Series 2005 2.00% 11/1/35 (SPA - TD Bank N.A.)	3,000,000	$ 3,000,000
Total Short-Term Investments (cost $41,715,000)		41,715,000
Total Value of Securities—99.42% (cost $3,577,262,332)		3,531,571,563

Receivables and Other Assets Net of Liabilities—0.58%		20,755,565
Net Assets Applicable to 339,055,286 Shares Outstanding—100.00%		$3,552,327,128
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of Rule 144A securities was $953,482,705, which represents 26.84% of the Fund’s net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2024.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
NQ- VQ [1124] 0125 (4133365)    49

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund   (Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2024.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
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